Fair Value Measurements - Fair Value of Plan Investments Measured on a Recurring Basis (Details) - EBP 075 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	$ 9,650,262	$ 8,370,008
Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	382	394
Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	4,068,928	3,460,935
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	331,278	269,785
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	4,400,588	3,731,114
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	382	394
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	4,068,928	3,460,935
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	331,278	269,785
Quoted Prices In Active Markets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	4,400,588	3,731,114
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	382	394
Quoted Prices In Active Markets (Level 1) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	4,068,928	3,460,935
Quoted Prices In Active Markets (Level 1) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	331,278	269,785
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Plan investments at fair value	$ 5,249,674	$ 4,638,894